CMA

CMA Ohio
Municipal Money Fund

Semi-Annual Report







September 30, 1999


MERRILL LYNCH BULL LOGO



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.


CMA Ohio
Municipal Money Fund
Box 9011
Princeton, NJ 08543-9011


Printed on post-consumer recycled paper



TO OUR SHAREHOLDERS:

For the six-month period ended September 30, 1999, CMA Ohio
Municipal Money Fund paid shareholders a net annualized yield of 2.68%.* As of September 30, 1999, the Fund's 7-day yield was 3.05%.

Economic Environment
The state of Ohio continued to experience a moderate economic expansion during the six-month period ended September 30, 1999. However, a lack of unskilled workers contributed to economic growth lagging both regional and national averages. The seasonally adjusted unemployment rate increased slightly to around 4.5%, slightly above the national average. However, in the large metropolitan areas, as well as in central Ohio, the unemployment rate hovered in the 3% range, well below the national average. The shortage in labor has begun to place upward pressure on wages, particularly in entry-level jobs where employment in retail establishments is below levels of one-year ago. High consumer confidence and earning levels continue to contribute to a strong housing market as well as a robust auto industry.

The moderate economic growth in the state of Ohio continued to generate a positive revenue stream. At the end of the fiscal year, Ohio had total revenues of $18.3 billion, 3% above fiscal year 1998's total revenues and 1.6% above original budget estimates. The state also began fiscal year 2000 on a positive note with revenues for the first quarter at $4.2 billion, or 4.6% above the comparable period last year. With Ohio's revenues above last year's level, the state continued to avoid the need to issue in the short-term municipal market to finance daily operations. At the same time, various Ohio municipalities continued to benefit from the state's financial conditions, as short-term municipal issuance for the six-month period remained moderate at $700 million.

[FN]
*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


Investment Strategy
We began the six-month period ended September 30, 1999 with a more defensive investment strategy. We allowed the Fund's average life, which was in the 40-day range at the start of the period, to decline to the 25-day range. This decline was in response to a lack of incentive to extend the average life with economic conditions remaining strong, the yield curve being fairly flat and our preparation for seasonal tax-related redemptions. We concentrated on maintaining a high percentage of variable rate demand notes (VRDNs) and tax-exempt commercial paper between 30 days--60 days, while allowing the Fund's municipal note positions to mature.

With strong domestic economic conditions and overseas economic conditions improving, investors continued to become more defensive, especially as Federal Reserve Board members hinted at a possible interest rate increase. During this period, a reduced amount of municipal issuance allowed yields on longer-dated municipal notes to remain at artificially low levels relative to the comparable Treasury securities. It was not until June, when an approaching Federal Open Market Committee meeting combined with an increased amount of municipal issuance and reduced investor participation, that municipal yields adjusted to more attractive levels relative to Treasury securities. We began to selectively purchase longer-dated Ohio municipal notes as yield levels in-creased from the 3.15%-- 3.20% range to the 3.60%--3.65% range. We made these purchases for diversification reasons, as well as in an effort to stabilize the Fund's yield from volatile fluctuations of VRDN yields.

The Fund, whose average life had increased to the 45-day range, was well situated when the Federal Reserve Board increased the Federal Funds rate by 25 basis points (0.25%) to 5.00% on June 30, 1999. However, in a surprise move, the Federal Reserve Board also changed its bias to neutral, which suggested that there might not be the need for any further interest rate increases. This change in bias combined with a large influx of subscriptions in the beginning of July allowed the municipal market to rally, with yields on longer-dated securities declining to the 3.50% range. On August 24, 1999, the Federal Reserve Board again raised the Federal Funds rate 25 basis points to 5.25% while maintaining a neutral bias. Yields on one-year Treasury bills increased to the 5.25% range while the comparable one-year Ohio municipal note increased to the 3.75% range. During this period, we purchased additional notes in anticipation of a reduced amount of issuance available in the coming months and for diversification purposes. This reduction in municipal issuance was anticipated as a result of the various municipalities preparing for the Year 2000. As a result of these purchases, the average life of the Fund increased to the 70-day range.

In Conclusion
In the coming months, we expect to adopt a neutral approach to the municipal market. In addition, we expect to increase our purchases of VRDNs in anticipation of potential year-end uncertainties. We will continue to closely monitor credit quality and at the same time seek to maintain an attractive tax-exempt yield for our shareholders.

We thank you for your support of CMA Ohio Municipal Money Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President



(Kevin A. Schiatta)
Kevin A. Schiatta
Vice President and Portfolio Manager



November 10, 1999



Portfolio Abbreviations for CMA Ohio Municipal
Money Fund

AMT   Alternative Minimum Tax (subject to)
BAN   Bond Anticipation Notes
CP    Commercial Paper
GO    General Obligation Bonds
HFA   Housing Finance Agency
IDR   Industrial Development Revenue Bonds
M/F   Multi-Family
MSTR  Municipal Securities Trust Receipts
PCR   Pollution Control Revenue Bonds
VRDN  Variable Rate Demand Notes


CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999                                                           (IN THOUSANDS)
                      Face                                                                                        Value
State                Amount                                 Issue                                               (Note 1a)
Ohio--99.4%         $   440   Allen County, Ohio, IDR (Nickles Bakery Project), VRDN, AMT, 4% due
                              1/02/2003 (a)                                                                   $      440
                      3,100   Ashtabula County, Ohio, Hospital Facilities Revenue Bonds (Ashtabula
                              County Medical Center Project), VRDN, 3.86% due 12/01/2007 (a)                       3,100
                      1,725   Ashtabula County, Ohio, IDR (Neff-Perkins County Project), VRDN, AMT,
                              3.97% due 6/01/2005 (a)                                                              1,725
                      9,000   Avon Lake, Ohio, City School District, BAN, 3.90% due 12/21/1999 (d)                 9,007
                      7,660   Bowling Green, Ohio, GO, BAN, 3.90% due 9/07/2000                                    7,676
                        235   Brooklyn Heights, Ohio, IDR (ATC Nymold Inc.), VRDN, AMT, 3.97% due
                              2/01/2002 (a)                                                                          235
                      3,225   Brooklyn, Ohio, GO, BAN, 3.90% due 8/31/2000                                         3,234
                      2,000   Butler County, Ohio, GO, BAN, 3.55% due 10/21/1999                                   2,000
                      1,000   Canal-Winchester, Ohio, BAN, 3.80% due 5/26/2000                                     1,002
                        935   Canton, Ohio, IDR (Accu Plate Project), VRDN, AMT, 4% due 3/01/2017 (a)                935
                      3,395   Cincinnati and Hamilton County, Ohio, Port Authority Economic
                              Development Revenue Bonds (Bethesda One Limited Partnership), CP,
                              3.60% due 2/01/2000                                                                  3,395
                              Cincinnati, Ohio, City School District, GO, BAN:
                      3,000     3.90% due 5/19/2000                                                                3,009
                     12,500     4.18% due 9/14/2000                                                               12,544
                      3,260   Clearview, Ohio, Local School District, GO, BAN, 4.20% due 2/01/2000                 3,267
                      1,100   Clermont County, Ohio, IDR (Southern Ohio Fabricator), VRDN, AMT,
                              Series A, 3.95% due 9/01/2005 (a)                                                    1,100
                      9,000   Cleveland, Ohio, Airport System Revenue Bonds, VRDN, AMT, Series D,
                              3.70% due 1/01/2027 (a)                                                              9,000
                              Clinton County, Ohio, Hospital Revenue Bonds (Ohio Hospital Capital
                              Asset Inc. Pooled Loan), VRDN (a):
                      8,000     3.80% due 6/01/2028                                                                8,000
                      8,500     3.80% due 7/01/2029                                                                8,500
                              Columbiana County, Ohio, IDR (The Hall China Company Project),
                              VRDN, AMT (a):
                      2,355     3.95% due 1/01/2007                                                                2,355
                      3,500     3.95% due 9/01/2009                                                                3,500
                      4,835   Cuyahoga County, Ohio, Health Care Facilities Revenue Bonds (Catholic
                              Charities Facilities), VRDN, 3.90% due 7/01/2012 (a)                                 4,835
                      6,600   Cuyahoga County, Ohio, Hospital Revenue Bonds (The Cleveland Clinic),
                              VRDN, Series D, 3.90% due 1/01/2026 (a)                                              6,600
                              Cuyahoga County, Ohio, IDR, Refunding, VRDN (a):
                      2,220     (Curtiss Wright Project), 3.85% due 12/01/2008                                     2,220
                      2,935     (Parma Care Center Inc.), AMT, 3.85% due 12/01/2011                                2,935
                        900     (Pleasant Lake Associates Project), 3.85% due 5/04/2011                              900
                              Cuyahoga County, Ohio, IDR, VRDN (a):
                        845     (Athens Pastries Inc. Project), AMT, 4% due 6/03/2009                                845
                      5,025     (Cleveland Eexcel Ltd.), AMT, 3.97% due 3/01/2019                                  5,025
                        520     (Erieview Metal Treating Project), 4% due 5/05/2010                                  520
                      3,100     (Suburban Pavilion Inc. Project), AMT, 3.875% due 10/02/2006                       3,100


CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999 (CONTINUED)                                             (IN THOUSANDS)
                      Face                                                                                        Value
State                Amount                                 Issue                                               (Note 1a)
Ohio                $ 2,395   Delaware, Ohio, GO, BAN, Series 2, 3.90% due 6/01/2000                          $    2,399
(continued)           5,500   Dublin, Ohio, GO, Refunding, BAN, 4.10% due 6/16/2000                                5,514
                      4,000   Eagle Tax-Exempt Trust, Cleveland, Ohio, VRDN, Series 98, Class 3501,
                              3.84% due 1/01/2021 (a)                                                              4,000
                              Eagle Tax-Exempt Trust, Edison, Ohio, VRDN, Series 95 (a):
                     15,000     Class 3501, 3.84% due 7/01/2015                                                   15,000
                      5,800     Class 3502, 3.84% due 7/01/2015                                                    5,800
                        500   Erie County, Ohio, IDR (Brighton Manor Company Project), VRDN, AMT,
                              3.95% due 11/01/2016 (a)                                                               500
                      1,340   Erie County, Ohio, IDR, Refunding (Huron Health Care Center Project),
                              VRDN, 3.86% due 8/01/2007 (a)                                                        1,340
                      2,800   Franklin County, Ohio, Hospital Revenue Refunding and Improvement Bonds
                              (U.S. Health Corporation), VRDN, Series A, 3.80% due 12/01/2021 (a)                  2,800
                      1,255   Franklin County, Ohio, IDR (GSW Building Association Ltd. Partnership),
                              CP, 3.30% due 11/01/1999                                                             1,255
                      2,500   Franklin County, Ohio, IDR, Refunding (Heekin Can Inc. Project), VRDN,
                              3.95% due 5/01/2007 (a)                                                              2,500
                      3,000   Franklin County, Ohio, M/F Housing Revenue Bonds (Colonial Courts
                              Project), VRDN, AMT, 3.35% due 12/01/2024 (a)                                        3,000
                      2,550   Fulton County, Ohio, IDR (Gilders Business Holdings Project), VRDN,
                              AMT, 3.95% due 4/01/2007 (a)                                                         2,550
                        860   Geauga County, Ohio, IDR (Neff-Perkins Company Project), VRDN, AMT,
                              3.97% due 6/01/2005 (a)                                                                860
                        935   Greene County, Ohio, IDR (FC Limited/AFC Stamping), VRDN, AMT, 4% due
                              9/01/2016 (a)                                                                          935
                        346   Hamilton County, Ohio, Economic Development Revenue Bonds (Cincinnati
                              Performing Arts), VRDN, 3.83% due 6/15/2005 (a)                                        346
                      3,600   Hamilton County, Ohio, Hospital Facilities Revenue Bonds (Health Alliance),
                              VRDN, Series F, 3.80% due 1/01/2018 (a)                                              3,600
                      2,955   Hamilton County, Ohio, M/F Housing Revenue Bonds (Pleasant Run Apartments
                              Project), VRDN, AMT, 3.90% due 11/01/2028 (a)                                        2,955
                      8,000   Hamilton, Ohio, City School District, GO, BAN, 4.20% due 12/22/1999                  8,012
                      1,500   Hancock County, Ohio, IDR (Koehler Brothers Inc. Project), VRDN, AMT,
                              3.70% due 6/01/2014 (a)                                                              1,500
                      2,000   Highland Heights, Ohio, BAN, 3.44% due 11/18/1999                                    2,001
                      1,075   Huber Heights, Ohio, IDR (Lasermike Inc. Project), VRDN, AMT, 4% due
                              12/01/2014 (a)                                                                       1,075
                        900   Lancaster, Ohio, GO, BAN, 3.50% due 11/16/1999                                         900
                      6,100   Lebanon, Ohio, GO, BAN, 3.82% due 3/31/2000                                          6,108
                     10,000   Lorain County, Ohio, Hospital Revenue Refunding Bonds (Catholic
                              Healthcare Partners Inc.), CP, Series A, 3.39% due 11/15/1999                       10,000
                      2,860   Lorain County, Ohio, IDR (DGR Investment Ltd.), VRDN, AMT, 4% due
                              12/01/2012 (a)                                                                       2,860
                      2,550   Loveland, Ohio, GO, BAN, 4% due 9/08/2000                                            2,556
                              Lucas County, Ohio, Economic Development Revenue Bonds, AMT:
                      1,370     (Cross Country Inns-Maumee Project), CP, 3.45% due 12/01/1999                      1,370
                      2,630     (Hammill Manufacturing Company Project), VRDN, 3.88% due 5/01/2010 (a)             2,630
                      2,310   Lucas County, Ohio, GO, Refunding (Metropolitan Sewer and Water
                              District Improvement Notes), 3.625% due 10/20/1999                                   2,310


CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999 (CONTINUED)                                             (IN THOUSANDS)
                      Face                                                                                        Value
State                Amount                                 Issue                                               (Note 1a)
Ohio                $   200   Lucas County, Ohio, Hospital Revenue Bonds (Sunshine Children's Home
(continued)                   Project), VRDN, 3.85% due 12/01/2007 (a)                                        $      200
                      3,770   Lucas County, Ohio, IDR (Reichert Stamping Company Project), VRDN,
                              AMT, 3.95% due 7/15/2006 (a)                                                         3,770
                      3,450   Mahoning County, Ohio, Health Care Facilities Revenue Bonds (Shepherd
                              Valley Lutheran Project), VRDN, Series A, 3.86% due 9/01/2022 (a)                    3,450
                      4,000   Marion County, Ohio, GO, BAN, 3.47% due 11/23/1999                                   4,001
                      1,775   Marion County, Ohio, IDR (Mid Ohio Packaging Company Project), VRDN, AMT,
                              4% due 11/01/2015 (a)                                                                1,775
                      8,900   Mason, Ohio, Economic Development Revenue Bonds (Cedar Village Project),
                              VRDN, 3.80% due 12/01/2017 (a)                                                       8,900
                      1,570   Mason, Ohio, IDR (O D M Properties LLC Project), VRDN, AMT, 4% due
                              11/01/2018 (a)                                                                       1,570
                      2,580   Mentor, Ohio, IDR (Metcor Parnership/Tridelt), VRDN, AMT, 3.97% due
                              12/01/2008 (a)                                                                       2,580
                      4,900   Miami County, Ohio, BAN, 3.95% due 7/13/2000                                         4,909
                      2,000   Montgomery County, Ohio, Health Care Facilities Revenue Bonds (South
                              Community Inc. Project), VRDN, 3.85% due 9/01/2014 (a)                               2,000
                      2,265   Montgomery County, Ohio, IDR (Citywide Development Corporation Project),
                              VRDN, AMT, 3.97% due 12/01/2013 (a)                                                  2,265
                     15,000   Montgomery County, Ohio, Revenue Bonds (Miami Valley Hospital), CP,
                              Series 98-B, 3.55% due 1/27/2000                                                    15,000
                      1,250   Moraine, Ohio, IDR, Refunding (Gray America Corporation Project), VRDN,
                              AMT, 3.97% due 12/01/2001 (a)                                                        1,250
                      1,900   North Olmsted, Ohio, GO, BAN, Series 2, 4.20% due 9/21/2000                          1,904
                      2,800   North Ridgeville, Ohio, BAN, 4% due 6/22/2000                                        2,805
                      1,255   Obetz, Ohio, IDR (HFI Inc. Project), VRDN, AMT, 3.97% due 10/01/2003 (a)             1,255
                      2,500   Ohio HFA, Residential Mortgage Revenue Bonds, AMT, Series A-2, 3.05% due
                              3/01/2000 (c)                                                                        2,500
                      8,045   Ohio State Air Quality Development Authority, Environmental Improvement
                              Revenue Refunding Bonds (USX Corporation Project), CP, 3.10% due 11/04/1999          8,045
                        500   Ohio State Environmental Improvement Revenue Bonds, Ohio Water
                              Development (Mead Corporation Project), VRDN, AMT, 4.10% due 3/01/2023 (a)             500
                      2,555   Ohio State Higher Educational Facilities Commission Revenue Bonds (Mount
                              Vernon Nazareth), VRDN, 3.85% due 9/01/2009 (a)                                      2,555
                      4,255   Ohio State Higher Educational Facilities Commission, Revenue Refunding
                              Bonds (Pooled Financing), VRDN, 3.86% due 12/01/2016 (a)                             4,255
                      3,325   Ohio State, IDR, Refunding (General Motors Corporation Project), VRDN, 3.70%
                              due 9/01/2001 (a)                                                                    3,325
                      1,210   Ohio State, PCR, Refunding (Sohio Water Project), VRDN, 4% due 5/01/2022 (a)         1,210
                              Ohio State Solid Waste Revenue Bonds (BP Exploration and Oil Inc. Project),
                              VRDN, AMT (a):
                     10,500     4% due 2/01/2033                                                                  10,500
                      3,000     3.90% due 8/01/2034                                                                3,000
                      3,700   Ohio State Turnpike Commission, Turnpike Revenue Bonds, MSTR, VRDN,
                              Series SGA-60, 3.82% due 2/15/2026 (a)(b)                                            3,700
                      2,120   Ohio State University General Receipts, Revenue Refunding Bonds, VRDN,
                              3.75% due 12/01/2027 (a)                                                             2,120
                      6,645   Ohio State Water Development Authority, Pollution Control Facilities
                              Revenue Bonds (Ohio Edison Company Project), CP, AMT, Series B, 3.75%
                              due 9/01/2000                                                                        6,645



CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999 (CONTINUED)                                             (IN THOUSANDS)
                      Face                                                                                        Value
State                Amount                                 Issue                                               (Note 1a)
Ohio                $ 3,000   Ohio State Water Development Authority, Solid Waste Disposal Revenue
(continued)                   Bonds (American Steel & Wire Corporation), VRDN, AMT, 4% due
                              9/01/2025 (a)                                                                   $    3,000
                      4,000   Ontario, Ohio, BAN, 3.65% due 11/24/1999                                             4,002
                      1,890   Paineville, Ohio, BAN, 3.55% due 12/15/1999                                          1,891
                      5,400   Paulding County, Ohio, Solid Waste Disposal Revenue Bonds (Lafarge
                              Corporation Project), VRDN, AMT, 3.85% due 8/01/2026 (a)                             5,400
                              Portage County, Ohio, Industrial Revenue Bonds, VRDN (a):
                      8,750     (Commercial Turf Products Ltd. Project), AMT, 3.90% due 5/01/2022                  8,750
                      1,260     (John E. Susong Project), Series B, 4% due 5/02/2016                               1,260
                      1,405     (NCSP L.P. Project), AMT, 3.97% due 7/01/2014                                      1,405
                      2,465     (PM Properties One Ltd.), AMT, 3.97% due 11/01/2012                                2,465
                      1,915   Portage County, Ohio, Industrial Revenue Refunding Bonds (John E. Susong
                              Project), VRDN, Series A, 4% due 5/02/2011 (a)                                       1,915
                        835   Portage County, Ohio, Regional Sewer District Improvement, BAN, 3.40%
                              due 12/02/1999                                                                         835
                      1,000   Rickenbacker, Ohio, Port Authority, IDR, Refunding (Rickenbacker
                              Holdings, Inc.), VRDN, 3.86% due 12/01/2010 (a)                                      1,000
                      1,220   Ross County, Ohio, Hospital Revenue Bonds (Medical Center Hospital
                              Project), VRDN, 3.75% due 12/01/2020 (a)                                             1,220
                              Sandusky County, Ohio, IDR, VRDN, AMT (a):
                      1,300     (Brighton Manor Co. Project), 3.95% due 12/01/2016                                 1,300
                      1,410     (Crown Battery Manufacturing Company), 4% due 8/06/2003                            1,410
                      2,760     (Louis G. Freeman Company Project), 4% due 7/01/2017                               2,760
                      3,485     (Magnesium-Multi-Mode), Series A, 4% due 9/01/2007                                 3,485
                      1,900   Seneca County, Ohio, Health Care Facilities Revenue Bonds (Good Shepherd
                              Home Project), VRDN, 3.85% due 10/01/2017 (a)                                        1,900
                        165   Solon, Ohio, IDR (Tameran Project), VRDN, AMT, 4% due 11/01/2004 (a)                   165
                      4,000   Springdale, Ohio, GO, BAN, 4.05% due 9/22/2000                                       4,009
                              Stark County, Ohio, IDR, VRDN, AMT (a):
                      1,775     (Superior Dairy Inc. Project), 3.97% due 5/01/2003                                 1,775
                      1,215     (Wilkof-Morris Project), 4% due 1/01/2010                                          1,215
                      1,880   Strongsville, Ohio, IDR (E&E Properties/Dupli Systems Project), VRDN, AMT,
                              3.95% due 2/01/2010 (a)                                                              1,880
                              Summit County, Ohio, IDR:
                      1,160     (Ace Precision Industries Inc. Project), VRDN, AMT, 3.95% due
                                7/01/2014 (a)                                                                      1,160
                      1,340     (Austin Printing Company Inc. Project), VRDN, AMT, 3.95% due
                                8/01/2006 (a)                                                       1,340
                        280     (Forest Manufacturing Project), VRDN, AMT, 3.90% due 11/01/2001 (a)                  280
                        510     (Hardcoating Project), VRDN, AMT, 3.95% due 7/01/2002 (a)                            510
                        730     (Ohio Camshaft Project), CP, 3.75% due 10/01/1999                                    730
                        970     (Sigma Properties Project), VRDN, AMT, 4% due 6/01/2008 (a)                          970
                        900     (Steffen Bookbinders Project), VRDN, AMT, 3.95% due 11/01/2004 (a)                   900
                        300     (Struktol Project), VRDN, AMT, Series A, 3.97% due 6/01/2002 (a)                     300
                        745     (Texler Inc. Project), CP, AMT, 3.45% due 11/01/1999                                 745
                      1,265     (Waldonia Investment Project), VRDN, AMT, 3.70% due 7/01/2018 (a)                  1,265


CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999 (CONCLUDED)                                             (IN THOUSANDS)
                      Face                                                                                        Value
State                Amount                                 Issue                                               (Note 1a)
Ohio                $ 4,650   Toledo, Ohio, GO, BAN, Series 1, 3.29% due 10/20/1999                           $    4,650
(concluded)           1,640   Troy, Ohio, Economic Development Revenue Bonds (L&CP Corporation
                              Project), 3.40% due 12/01/1999                                                       1,640
                      2,000   Trumbull County, Ohio, Health Care Facilities Revenue Bonds (Shepherd
                              of the Valley), VRDN, 3.85% due 8/01/2026 (a)                                        2,000
                      1,805   Trumbull County, Ohio, IDR (ATD Corporation Project-Multi-Mode), VRDN,
                              AMT, 5.25% due 8/01/2010 (a)                                                         1,805
                      2,400   Union County, Ohio, IDR (Union Aggregates Company Project), VRDN, AMT,
                              3.95% due 11/01/2006 (a)                                                             2,400
                      1,920   Union Township, Ohio, GO, BAN, 4.01% due 6/23/2000                                   1,928
                      1,085   Valley View, Ohio, IDR (Porter Development Project), VRDN, AMT, 3.95% due
                              5/01/2016 (a)                                                                        1,085
                      1,415   Valley View, Ohio, IDR, Refunding and Improvement (Sweet Valley Dillon),
                              VRDN, 4% due 4/01/2011 (a)                                                           1,415
                      1,090   Van Wert, Ohio, GO, Refunding, BAN, 4.10% due 6/15/2000                              1,093
                      1,880   Warren County, Ohio, IDR (Kardol Quality Products Project), VRDN, 3.95%
                              due 12/01/2014 (a)                                                                   1,880
                      2,110   Willoughby, Ohio, IDR (Malish Brush and Specialty), VRDN, AMT, 3.97% due
                              6/01/2009 (a)                                                                        2,110
                      1,000   Wilmington, Ohio, GO, BAN, 4.08% due 9/14/2000                                       1,003
                      2,570   Wood County, Ohio, Economic Development Revenue Bonds (Great Lakes
                              Window Project), CP, AMT, 4.45% due 12/01/1999                                       2,570
                              Wood County, Ohio, IDR, VRDN, AMT (a):
                      1,035     (B & B Box Company Project), 3.95% due 3/01/2011                                   1,035
                        820     (Centaur Tool and Die Inc. Project), 3.95% due 8/01/2010                             820
                      1,410   Wooster, Ohio, IDR (Litco International Inc. Project), VRDN, AMT, 3.95%
                              due 5/01/2010 (a)                                                                    1,410
                      2,350   Zanesville-Muskingum County, Ohio, Port Authority, IDR (B.E. Products Inc.
                              Project), VRDN, AMT, 3.97% due 9/01/2004 (a)                                         2,350


                              Total Investments (Cost--$406,105*)--99.4%                                         406,105

                              Other Assets Less Liabilities--0.6%                                                  2,455
                                                                                                              ----------
                              Net Assets--100.0%                                                              $  408,560
                                                                                                              ==========


(a)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 1999.
(b)MBIA Insured.
(c)GNMA Collateralized.
(d)Escrowed to maturity.
  *Cost for Federal income tax purposes.

   See Notes to Financial Statements.


CMA OHIO MUNICIPAL BOND FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 1999
Assets:
Investments, at value (identified cost--$406,104,989) (Note 1a)                                          $   406,104,989
Cash                                                                                                              81,118
Interest receivable                                                                                            2,579,402
Prepaid registration fees (Note 1d)                                                                                5,695
                                                                                                          --------------
Total assets                                                                                                 408,771,204
                                                                                                          --------------
Liabilities:
Payables:
 Distributor (Note 2)                                                                    $      101,263
 Investment adviser (Note 2)                                                                     34,226
 Dividends to shareholders (Note 1e)                                                                 87          135,576
                                                                                         --------------
Accrued expenses and other liabilities                                                                            75,928
                                                                                                          --------------
Total liabilities                                                                                                211,504
                                                                                                          --------------

Net Assets                                                                                                $  408,559,700
                                                                                                          ==============

Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares
authorized                                                                                                $   40,856,870
Paid-in capital in excess of par                                                                             367,711,825
Accumulated realized capital losses--net (Note 4)                                                                (8,995)
                                                                                                          --------------

Net Assets--Equivalent to $1.00 per share based on 408,568,695 shares of
beneficial interest outstanding                                                                           $  408,559,700
                                                                                                          ==============

See Notes to Financial Statements.


CMA OHIO MUNICIPAL BOND FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999
Investment Income (Note 1c):
Interest and amortization of premium earned                                                              $     6,819,542
Expenses:

Investment advisory fees (Note 2)                                                        $    1,011,404
Distribution fees (Note 2)                                                                      249,482
Accounting services (Note 2)                                                                     33,989
Transfer agent fees (Note 2)                                                                     31,290
Professional fees                                                                                25,624
Custodian fees                                                                                   17,658
Registration fees (Note 1d)                                                                      14,494
Printing and shareholder reports                                                                 12,572
Pricing fees                                                                                      7,423
Trustees' fees and expenses                                                                       1,277
Other                                                                                             2,432
                                                                                         --------------
Total expenses                                                                                                 1,407,645
                                                                                                          --------------
Investment income--net                                                                                         5,411,897
Realized Gain on Investments--Net (Note 1c)                                                                       22,560
                                                                                                          --------------
Net Increase in Net Assets Resulting from Operations                                                      $    5,434,457
                                                                                                          ==============

See Notes to Financial Statements.


CMA OHIO MUNICIPAL BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                        For the Six       For the Year
                                                                                        Months Ended         Ended
                                                                                        September 30,       March 31,
                                                                                            1999              1999
Increase (Decrease) in Net Assets:
Operations:
Investment income--net                                                                   $    5,411,897   $   10,970,528
Realized gain on investments--net                                                                22,560               --
                                                                                         --------------   --------------
Net increase in net assets resulting from operations                                          5,434,457       10,970,528
                                                                                         --------------   --------------
Dividends to Shareholders (Note 1e):
Investment income--net                                                                       (5,411,897)     (10,970,528)
                                                                                         --------------   --------------
Net decrease in net assets resulting from dividends to shareholders                          (5,411,897)     (10,970,528)
                                                                                         --------------   --------------
Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                            962,949,974    1,465,357,026
Net asset value of shares issued to shareholders in reinvestment of
dividends (Note 1e)                                                                           5,411,640       10,970,775
                                                                                         --------------   --------------
                                                                                            968,361,614    1,476,327,801
Cost of shares redeemed                                                                    (962,194,013)  (1,468,672,806)
                                                                                         --------------   --------------
Net increase in net assets derived from beneficial interest transactions                      6,167,601        7,654,995
                                                                                         --------------   --------------
Net Assets:
Total increase in net assets                                                                  6,190,161        7,654,995
Beginning of period                                                                         402,369,539      394,714,544
                                                                                         --------------   --------------
End of period                                                                            $  408,559,700   $  402,369,539
                                                                                         ==============   ==============

See Notes to Financial Statements.


CMA OHIO MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
The following per share data and ratios have been derived        For the Six
from information provided in the financial statements.           Months Ended
                                                                September 30,        For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                             1999        1999      1998        1997      1996
Per Share Operating Performance:
Net asset value, beginning of period                              $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
                                                                  ---------  ---------  ---------  ---------   ---------
Investment income--net                                                  .01        .03        .03        .03         .03
Realized gain on investments--net                                        --++       --         --         --          --
                                                                  ---------  ---------  ---------  ---------   ---------
Total from investment operations                                        .01        .03        .03        .03         .03
                                                                  ---------  ---------  ---------  ---------   ---------
Less dividends from investment income--net                             (.01)      (.03)      (.03)      (.03)       (.03)
                                                                  ---------  ---------  ---------  ---------   ---------
Net asset value, end of period                                    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
                                                                  =========  =========  =========  =========   =========

Total Investment Return                                               2.68%*     2.85%      3.15%      3.00%       3.26%
                                                                  =========  =========  =========  =========   =========

Ratios to Average Net Assets:
Expenses                                                               .70%*      .71%       .70%       .71%        .73%
                                                                  =========  =========  =========  =========   =========
Investment income--net                                                2.68%*     2.80%      3.09%      2.94%       3.21%
                                                                  =========  =========  =========  =========   =========

Supplemental Data:
Net assets, end of period (in thousands)                          $ 408,560  $ 402,370  $ 394,715  $ 327,173   $ 282,187
                                                                  =========  =========  =========  =========   =========

 *Annualized.
++Amount is less than $.01 per share.

See Notes to Financial Statements.


CMA OHIO MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
CMA Ohio Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of average daily net assets in excess of $1 billion.


CMA OHIO MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:
At March 31, 1999, the Fund had a net capital loss carryforward of approximately $32,000, of which $23,000 expires in 2000, $5,000 expires in 2001 and $4,000 expires in 2002. This amount will be available to offset like amounts of any future taxable gains.



CMA OHIO MUNICIPAL BOND FUND
OFFICERS AND TRUSTEES

Terry K. Glenn--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Arthur Zeikel--Trustee
Vincent R. Giordano--Senior Vice President
Edward J. Andrews--Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Steven T. Lewis--Vice President
Darrin J. SanFillippo--Vice President
Kevin A. Schiatta--Vice President
Helen Marie Sheehan--Vice President
Donald C. Burke--Vice President and Treasurer
William E. Zitelli--Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

[FN]
*For inquiries regarding your CMA account, call (800) CMA-INFO
[(800) 262-4636].